UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Haverford Quality Growth Stock Fund
A series of The Advisors’ Inner Circle Fund

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ACCENTURE PLC
Security ID: G1151C101
Ticker: ACN
Meeting Date: 30-Jan-20
1A.	Re-appointment of Director: Jaime Ardila	Issuer	For	Voted - For
1B.	Re-appointment of Director: Herbert Hainer	Issuer	For	Voted - For
1C.	Re-appointment of Director: Nancy Mckinstry	Issuer	For	Voted - For
1D.	Re-appointment of Director: Gilles C. Pã©lisson	Issuer	For	Voted - For
1E.	Re-appointment of Director: Paula A. Price	Issuer	For	Voted - For
1F.	Re-appointment of Director: Venkata (murthy) Renduchintala	Issuer	For	Voted - For
1G.	Re-appointment of Director: David Rowland	Issuer	For	Voted - For
1H.	Re-appointment of Director: Arun Sarin	Issuer	For	Voted - For
1I.	Re-appointment of Director: Julie Sweet	Issuer	For	Voted - For
1J.	Re-appointment of Director: Frank K. Tang	Issuer	For	Voted - For
1K.	Re-appointment of Director: Tracey T. Travis	Issuer	For	Voted - For
2.	To Approve, in A Non-binding Vote, the Compensation of our Named Executive Officers.	Issuer	For	Voted - For
3.	To Approve the Amended and Restated Accenture PLC 2010 Share Incentive Plan.	Issuer	For	Voted - For
4.
To Ratify, in A Non-binding Vote, the Appointment of KPMG LLP ("kpmg") As Independent Auditors of Accenture and to Authorize, in A Binding Vote, the Audit Committee of the Board of Directors to Determine KPMGs Remuneration.
		Issuer	For	Voted - Against
5.	To Grant the Board of Directors the Authority to Issue Shares Under Irish Law.	Issuer	For	Voted - For
6.	To Grant the Board of Directors the Authority to Opt-out of Pre-emption Rights Under Irish Law.	Issuer	For	Voted - For
7.	To Determine the Price Range at Which Accenture Can Re-allot Shares That It Acquires As Treasury Shares Under Irish Law.	Issuer	For	Voted - For
AIR PRODUCTS AND CHEMICALS, INC.
Security ID: 009158106
Ticker: APD
Meeting Date: 23-Jan-20
1A.	Election of Director: Susan K. Carter	Issuer	For	Voted - For
1B.	Election of Director: Charles I. Cogut	Issuer	For	Voted - For
1C.	Election of Director: Chadwick C. Deaton	Issuer	For	Voted - Against
1D.	Election of Director: Seifollah Ghasemi	Issuer	For	Voted - For
1E.	Election of Director: David H. Y. Ho	Issuer	For	Voted - For
1F.	Election of Director: Margaret G. Mcglynn	Issuer	For	Voted - For
1G.	Election of Director: Edward L. Monser	Issuer	For	Voted - For
1H.	Election of Director: Matthew H. Paull	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
2.	Advisory Vote Approving the Compensation of the Companys Named Executive Officers.	Issuer	For	Voted - For
3.	Ratify the Appointment of Deloitte & Touche LLP As the Companys Independent Registered Public Accounting Firm for the Fiscal Year Ending September 30, 2020.	Issuer	For	Voted - Against
APPLE INC.
Security ID: 037833100
Ticker: AAPL
Meeting Date: 26-Feb-20
1A.	Election of Director: James Bell	Issuer	For	Voted - For
1B.	Election of Director: Tim Cook	Issuer	For	Voted - For
1C.	Election of Director: Al Gore	Issuer	For	Voted - Against
1D.	Election of Director: Andrea Jung	Issuer	For	Voted - For
1E.	Election of Director: Art Levinson	Issuer	For	Voted - Against
1F.	Election of Director: Ron Sugar	Issuer	For	Voted - Against
1G.	Election of Director: Sue Wagner	Issuer	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Apples Independent Registered Public Accounting Firm for 2020	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Executive Compensation	Issuer	For	Voted - For
4.	A Shareholder Proposal Entitled "shareholder Proxy Access Amendments"	Shareholder	Against	Voted - For
5.	A Shareholder Proposal Relating to Sustainability and Executive Compensation	Shareholder	Against	Voted - For
6.	A Shareholder Proposal Relating to Policies on Freedom of Expression	Shareholder	Against	Voted - For
BAXTER INTERNATIONAL INC.
Security ID: 071813109
Ticker: BAX
Meeting Date: 05-May-20
1A.	Election of Director: Josã© (joe) E. Almeida	Issuer	For	Voted - Against
1B.	Election of Director: Thomas F. Chen	Issuer	For	Voted - For
1C.	Election of Director: John D. Forsyth	Issuer	For	Voted - Against
1D.	Election of Director: James R. Gavin III	Issuer	For	Voted - For
1E.	Election of Director: Peter S. Hellman	Issuer	For	Voted - Against
1F.	Election of Director: Michael F. Mahoney	Issuer	For	Voted - For
1G.	Election of Director: Patricia B. Morrison	Issuer	For	Voted - For
1H.	Election of Director: Stephen N. Oesterle	Issuer	For	Voted - For
1I.	Election of Director: Cathy R. Smith	Issuer	For	Voted - For
1J.	Election of Director: Thomas T. Stallkamp	Issuer	For	Voted - Against
1K.	Election of Director: Albert P.l. Stroucken	Issuer	For	Voted - Against
1L.	Election of Director: Amy A. Wendell	Issuer	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
3.	Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
4.	Stockholder Proposal - Independent Board Chairman	Shareholder	Against	Voted - For
5.	Stockholder Proposal - Right to Act by Written Consent	Shareholder	Against	Voted - For
BB&T CORPORATION
Security ID: 054937107
Ticker: BBT
Meeting Date: 30-Jul-19
1.
Proposal to Approve the Amended Agreement and Plan of Merger, Dated As of February 7, 2019, As Amended As of June 14, 2019 (as Further Amended from Time to Time, the "merger Agreement"), by and Between Bb&t and Suntrust Banks, Inc. and the Transactions Contemplated Thereby (the "bb&t Merger Proposal").
	Issuer	For	Voted - For
2.
Proposal to Approve an Amendment to Bb&ts Articles of Incorporation to Effect the Name Change of Bb&t to "truist Financial Corporation", Effective Only Upon the Completion of the Merger (the "bb&t Name Change Proposal").
	Issuer	For	Voted - For
3.
Proposal to Adjourn the Bb&t Special Meeting, If Necessary Or Appropriate, to Solicit Additional Proxies If, Immediately Prior to Such Adjournment, There are Not Sufficient Votes to Approve the Bb&t Merger Proposal Or to Ensure That Any Supplement Or Amendment to the Accompanying Joint Proxy Statement/prospectus is Timely Provided to Holders of Bb&t Common Stock (the "bb&t Adjournment Proposal").
	Issuer	For	Voted - For
BECTON, DICKINSON AND COMPANY
Security ID: 075887109
Ticker: BDX
Meeting Date: 28-Jan-20
1A.	Election of Director: Catherine M. Burzik	Issuer	For	Voted - For
1B.	Election of Director: R. Andrew Eckert	Issuer	For	Voted - For
1C.	Election of Director: Vincent A. Forlenza	Issuer	For	Voted - For
1D.	Election of Director: Claire M. Fraser	Issuer	For	Voted - For
1E.	Election of Director: Jeffrey W. Henderson	Issuer	For	Voted - Against
1F.	Election of Director: Christopher Jones	Issuer	For	Voted - Against
1G.	Election of Director: Marshall O. Larsen	Issuer	For	Voted - Against
1H.	Election of Director: David F. Melcher	Issuer	For	Voted - Against
1I.	Election of Director: Thomas E. Polen	Issuer	For	Voted - For
1J.	Election of Director: Claire Pomeroy	Issuer	For	Voted - For
1K.	Election of Director: Rebecca W. Rimel	Issuer	For	Voted - For
1L.	Election of Director: Timothy M. Ring	Issuer	For	Voted - For
1M.	Election of Director: Bertram L. Scott	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
2.	Ratification of Selection of Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - Against
4.	Approval of Amendment to Bds 2004 Employee and Director Equity-based Compensation Plan.	Issuer	For	Voted - Against
5.	Approval of French Addendum to Bds 2004 Employee and Director Equity-based Compensation Plan.	Issuer	For	Voted - Against
6.	Shareholder Proposal Regarding Special Shareholder Meetings.	Shareholder	Against	Voted - Against
BLACKROCK, INC.
Security ID: 09247X101
Ticker: BLK
Meeting Date: 21-May-20
1A.	Election of Director: Bader M. Alsaad	Issuer	For	Voted - For
1B.	Election of Director: Mathis Cabiallavetta	Issuer	For	Voted - For
1C.	Election of Director: Pamela Daley	Issuer	For	Voted - For
1D.	Election of Director: William S. Demchak	Issuer	For	Voted - For
1E.	Election of Director: Jessica P. Einhorn	Issuer	For	Voted - Against
1F.	Election of Director: Laurence D. Fink	Issuer	For	Voted - For
1G.	Election of Director: William E. Ford	Issuer	For	Voted - Against
1H.	Election of Director: Fabrizio Freda	Issuer	For	Voted - For
1I.	Election of Director: Murry S. Gerber	Issuer	For	Voted - Against
1J.	Election of Director: Margaret L. Johnson	Issuer	For	Voted - Against
1K.	Election of Director: Robert S. Kapito	Issuer	For	Voted - For
1L.	Election of Director: Cheryl D. Mills	Issuer	For	Voted - Against
1M.	Election of Director: Gordon M. Nixon	Issuer	For	Voted - For
1N.	Election of Director: Charles H. Robbins	Issuer	For	Voted - For
1O.	Election of Director: Marco Antonio Slim Domit	Issuer	For	Voted - Against
1P.	Election of Director: Susan L. Wagner	Issuer	For	Voted - For
1Q.	Election of Director: Mark Wilson	Issuer	For	Voted - Against
2.	Approval, in A Non-binding Advisory Vote, of the Compensation for Named Executive Officers.	Issuer	For	Voted - Against
3.	Ratification of the Appointment of Deloitte LLP As Blackrocks Independent Registered Public Accounting Firm for the Fiscal Year 2020.	Issuer	For	Voted - Against
4.	Shareholder Proposal - Production of A Report on the "statement on the Purpose of A Corporation."	Shareholder	Against	Voted - Against
CHEVRON CORPORATION
Security ID: 166764100
Ticker: CVX
Meeting Date: 27-May-20
1A.	Election of Director: W. M. Austin	Issuer	For	Voted - For
1B.	Election of Director: J. B. Frank	Issuer	For	Voted - For
1C.	Election of Director: A. P. Gast	Issuer	For	Voted - For
1D.	Election of Director: E. Hernandez, Jr.	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1E.	Election of Director: C. W. Moorman IV	Issuer	For	Voted - For
1F.	Election of Director: D. F. Moyo	Issuer	For	Voted - For
1G.	Election of Director: D. Reed-klages	Issuer	For	Voted - Against
1H.	Election of Director: R. D. Sugar	Issuer	For	Voted - For
1I.	Election of Director: D. J. Umpleby III	Issuer	For	Voted - Against
1J.	Election of Director: M. K. Wirth	Issuer	For	Voted - For
2.	Ratification of Appointment of Pwc As Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	Voted - Against
4.	Report on Lobbying	Shareholder	Against	Voted - Against
5.	Create A Board Committee on Climate Risk	Shareholder	Against	Voted - For
6.	Report on Climate Lobbying	Shareholder	Against	Voted - Against
7.	Report on Petrochemical Risk	Shareholder	Against	Voted - For
8.	Report on Human Rights Practices	Shareholder	Against	Voted - For
9.	Set Special Meeting Threshold at 10%	Shareholder	Against	Voted - Against
10.	Adopt Policy for an Independent Chairman	Shareholder	Against	Voted - For
COMCAST CORPORATION
Security ID: 20030N101
Ticker: CMCSA
Meeting Date: 03-Jun-20
1.	Director: Kenneth J. Bacon	Issuer	For	Voted - Withheld
1.	Director: Madeline S. Bell	Issuer	For	Voted - For
1.	Director: Naomi M. Bergman	Issuer	For	Voted - For
1.	Director: Edward D. Breen	Issuer	For	Voted - Withheld
1.	Director: Gerald L. Hassell	Issuer	For	Voted - Withheld
1.	Director: Jeffrey A. Honickman	Issuer	For	Voted - For
1.	Director: Maritza G. Montiel	Issuer	For	Voted - For
1.	Director: Asuka Nakahara	Issuer	For	Voted - For
1.	Director: David C. Novak	Issuer	For	Voted - Withheld
1.	Director: Brian L. Roberts	Issuer	For	Voted - Withheld
2.	Ratification of the Appointment of our Independent Auditors	Issuer	For	Voted - Against
3.	Approval of Amended 2003 Stock Option Plan	Issuer	For	Voted - Against
4.	Approval of Amended 2002 Restricted Stock Plan	Issuer	For	Voted - For
5.	Advisory Vote on Executive Compensation	Issuer	For	Voted - For
6.	To Provide A Lobbying Report	Shareholder	Against	Voted - Against
7.	To Require an Independent Board Chairman	Shareholder	Against	Voted - For
8.	To Conduct Independent Investigation and Report on Risks Posed by Failing to Prevent Sexual Harassment	Shareholder	Against	Voted - For
CVS HEALTH CORPORATION
Security ID: 126650100
Ticker: CVS
Meeting Date: 14-May-20
1A.	Election of Director: Fernando Aguirre	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1B.	Election of Director: C. David Brown II	Issuer	For	Voted - Against
1C.	Election of Director: Alecia A. Decoudreaux	Issuer	For	Voted - For
1D.	Election of Director: Nancy-ann M. Deparle	Issuer	For	Voted - For
1E.	Election of Director: David W. Dorman	Issuer	For	Voted - Against
1F.	Election of Director: Roger N. Farah	Issuer	For	Voted - Against
1G.	Election of Director: Anne M. Finucane	Issuer	For	Voted - Against
1H.	Election of Director: Edward J. Ludwig	Issuer	For	Voted - For
1I.	Election of Director: Larry J. Merlo	Issuer	For	Voted - For
1J.	Election of Director: Jean-pierre Millon	Issuer	For	Voted - For
1K.	Election of Director: Mary L. Schapiro	Issuer	For	Voted - For
1L.	Election of Director: William C. Weldon	Issuer	For	Voted - Against
1M.	Election of Director: Tony L. White	Issuer	For	Voted - Against
2.	Ratification of the Appointment of our Independent Registered Public Accounting Firm for 2020.	Issuer	For	Voted - Against
3.	Say on Pay, A Proposal to Approve, on an Advisory Basis, the Companys Executive Compensation.	Issuer	For	Voted - Against
4.	Proposal to Amend the Companys 2017 Incentive Compensation Plan to Increase the Number of Shares Authorized to be Issued Under the Plan.	Issuer	For	Voted - Against
5.	Proposal to Amend the Companys 2007 Employee Stock Purchase Plan to Increase the Number of Shares Available for Sale Under the Plan.	Issuer	For	Voted - For
6.	Stockholder Proposal for Reducing the Ownership Threshold to Request A Stockholder Action by Written Consent.	Shareholder	Against	Voted - For
7.	Stockholder Proposal Regarding our Independent Board Chair.	Shareholder	Against	Voted - For
DOLLAR GENERAL CORPORATION
Security ID: 256677105
Ticker: DG
Meeting Date: 27-May-20
1A.	Election of Director: Warren F. Bryant	Issuer	For	Voted - Against
1B.	Election of Director: Michael M. Calbert	Issuer	For	Voted - Against
1C.	Election of Director: Sandra B. Cochran	Issuer	For	Voted - For
1D.	Election of Director: Patricia D. Fili-krushel	Issuer	For	Voted - For
1E.	Election of Director: Timothy I. Mcguire	Issuer	For	Voted - For
1F.	Election of Director: William C. Rhodes, III	Issuer	For	Voted - Against
1G.	Election of Director: Debra A. Sandler	Issuer	For	Voted - For
1H.	Election of Director: Ralph E. Santana	Issuer	For	Voted - For
1I.	Election of Director: Todd J. Vasos	Issuer	For	Voted - For
2.	To Approve, on an Advisory (non-binding) Basis, the Resolution Regarding the Compensation of Dollar General Corporations Named Executive Officers As Disclosed in the Proxy Statement.	Issuer	For	Voted - For
3.	To Ratify the Appointment of Ernst & Young LLP As Dollar General Corporations Independent Registered Public Accounting Firm for Fiscal 2020.	Issuer	For	Voted - Against
4.
To Approve Amendments to the Amended and Restated Charter, As Amended, of Dollar General Corporation to Replace Supermajority Voting Requirements with A Majority Voting Requirement As Described in the Proxy Statement.
		Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
5.
To Approve an Amendment to the Amended and Restated Bylaws of Dollar General Corporation to Replace the Supermajority Voting Requirement with A Majority Voting Requirement As Described in the Proxy Statement.
	Issuer	For	Voted - For
DUPONT DE NEMOURS INC
Security ID: 26614N102
Ticker: DD
Meeting Date: 27-May-20
1A.	Election of Director: Amy G. Brady	Issuer	For	Voted - For
1B.	Election of Director: Edward D. Breen	Issuer	For	Voted - For
1C.	Election of Director: Ruby R. Chandy	Issuer	For	Voted - For
1D.	Election of Director: Franklin K. Clyburn, Jr.	Issuer	For	Voted - Against
1E.	Election of Director: Terrence R. Curtin	Issuer	For	Voted - For
1F.	Election of Director: Alexander M. Cutler	Issuer	For	Voted - Against
1G.	Election of Director: Eleuthã¨re I. Du Pont	Issuer	For	Voted - For
1H.	Election of Director: Rajiv L. Gupta	Issuer	For	Voted - Against
1I.	Election of Director: Luther C. Kissam	Issuer	For	Voted - For
1J.	Election of Director: Frederick M. Lowery	Issuer	For	Voted - Against
1K.	Election of Director: Raymond J. Milchovich	Issuer	For	Voted - Against
1L.	Election of Director: Steven M. Sterin	Issuer	For	Voted - For
2.	Advisory Resolution to Approve Executive Compensation	Issuer	For	Voted - Against
3.	Approval of the Dupont 2020 Equity and Incentive Plan	Issuer	For	Voted - Against
4.	Ratification of the Appointment of PricewaterhouseCoopers LLP As the Companys Independent Registered Public Accounting Firm for 2020	Issuer	For	Voted - Against
5.	Modification of Threshold for Calling Special Stockholder Meetings	Shareholder	Against	Voted - Against
6.	Employee Board Advisory Position	Shareholder	Against	Voted - Against
EMERSON ELECTRIC CO.
Security ID: 291011104
Ticker: EMR
Meeting Date: 04-Feb-20
1.	Director: M. S. Craighead	Issuer	For	Voted - Withheld
1.	Director: D. N. Farr	Issuer	For	Voted - Withheld
1.	Director: G. A. Flach	Issuer	For	Voted - Withheld
1.	Director: M. S. Levatich	Issuer	For	Voted - Withheld
2.	Ratification of KPMG LLP As Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
3.	Approval, by Non-binding Advisory Vote, of Emerson Electric Co. Executive Compensation.	Issuer	For	Voted - Against
4.	Approval of Amendment to the Restated Articles of Incorporation to Declassify the Board of Directors.	Issuer	For	Voted - For
FEDEX CORPORATION
Security ID: 31428X106
Ticker: FDX
Meeting Date: 23-Sep-19
1A.	Election of Director: John A. Edwardson	Issuer	For	Voted - Against
1B.	Election of Director: Marvin R. Ellison	Issuer	For	Voted - For
1C.	Election of Director: Susan Patricia Griffith	Issuer	For	Voted - For
1D.	Election of Director: John C. ("chris") Inglis	Issuer	For	Voted - Against
1E.	Election of Director: Kimberly A. Jabal	Issuer	For	Voted - For
1F.	Election of Director: Shirley Ann Jackson	Issuer	For	Voted - Against
1G.	Election of Director: R. Brad Martin	Issuer	For	Voted - For
1H.	Election of Director: Joshua Cooper Ramo	Issuer	For	Voted - For
1I.	Election of Director: Susan C. Schwab	Issuer	For	Voted - Against
1J.	Election of Director: Frederick W. Smith	Issuer	For	Voted - Against
1K.	Election of Director: David P. Steiner	Issuer	For	Voted - Against
1L.	Election of Director: Paul S. Walsh	Issuer	For	Voted - Against
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - For
3.	Approval of the Fedex Corporation 2019 Omnibus Stock Incentive Plan.	Issuer	For	Voted - Against
4.	Ratification of Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
5.	Stockholder Proposal Regarding Lobbying Activity and Expenditure Report.	Shareholder	Against	Voted - Against
6.	Stockholder Proposal Regarding Employee Representation on the Board of Directors.	Shareholder	Against	Voted - Against
HONEYWELL INTERNATIONAL INC.
Security ID: 438516106
Ticker: HON
Meeting Date: 27-Apr-20
1A.	Election of Director: Darius Adamczyk	Issuer	For	Voted - Against
1B.	Election of Director: Duncan B. Angove	Issuer	For	Voted - For
1C.	Election of Director: William S. Ayer	Issuer	For	Voted - For
1D.	Election of Director: Kevin Burke	Issuer	For	Voted - Against
1E.	Election of Director: D. Scott Davis	Issuer	For	Voted - Against
1F.	Election of Director: Linnet F. Deily	Issuer	For	Voted - For
1G.	Election of Director: Deborah Flint	Issuer	For	Voted - For
1H.	Election of Director: Judd Gregg	Issuer	For	Voted - For
1I.	Election of Director: Clive Hollick	Issuer	For	Voted - Against
1J.	Election of Director: Grace D. Lieblein	Issuer	For	Voted - For
1K.	Election of Director: Raymond T. Odierno	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1L.	Election of Director: George Paz	Issuer	For	Voted - Against
1M.	Election of Director: Robin L. Washington	Issuer	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - For
3.	Approval of Independent Accountants.	Issuer	For	Voted - Against
4.	Let Shareholders Vote on Bylaw Amendments.	Shareholder	Against	Voted - For
5.	Report on Lobbying Activities and Expenditures.	Shareholder	Against	Voted - Against
JOHNSON & JOHNSON
Security ID: 478160104
Ticker: JNJ
Meeting Date: 23-Apr-20
1A.	Election of Director: Mary C. Beckerle	Issuer	For	Voted - For
1B.	Election of Director: D. Scott Davis	Issuer	For	Voted - Against
1C.	Election of Director: Ian E. L. Davis	Issuer	For	Voted - Against
1D.	Election of Director: Jennifer A. Doudna	Issuer	For	Voted - For
1E.	Election of Director: Alex Gorsky	Issuer	For	Voted - Against
1F.	Election of Director: Marillyn A. Hewson	Issuer	For	Voted - Against
1G.	Election of Director: Hubert Joly	Issuer	For	Voted - For
1H.	Election of Director: Mark B. Mcclellan	Issuer	For	Voted - For
1I.	Election of Director: Anne M. Mulcahy	Issuer	For	Voted - For
1J.	Election of Director: Charles Prince	Issuer	For	Voted - Against
1K.	Election of Director: A. Eugene Washington	Issuer	For	Voted - Against
1L.	Election of Director: Mark A. Weinberger	Issuer	For	Voted - For
1M.	Election of Director: Ronald A. Williams	Issuer	For	Voted - Against
2.	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - Against
3.	Ratification of Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm for 2020.	Issuer	For	Voted - Against
4.	Amendment to the Restated Certificate of Incorporation to Permit Removal of Directors Without Cause.	Issuer	For	Voted - For
5.	Independent Board Chair	Shareholder	Against	Voted - For
6.	Report on Governance of Opioids-related Risks	Shareholder	Against	Voted - For
JPMORGAN CHASE & CO.
Security ID: 46625H100
Ticker: JPM
Meeting Date: 19-May-20
1A.	Election of Director: Linda B. Bammann	Issuer	For	Voted - For
1B.	Election of Director: Stephen B. Burke	Issuer	For	Voted - Against
1C.	Election of Director: Todd A. Combs	Issuer	For	Voted - For
1D.	Election of Director: James S. Crown	Issuer	For	Voted - For
1E.	Election of Director: James Dimon	Issuer	For	Voted - For
1F.	Election of Director: Timothy P. Flynn	Issuer	For	Voted - For
1G.	Election of Director: Mellody Hobson	Issuer	For	Voted - For
1H.	Election of Director: Michael A. Neal	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1I.	Election of Director: Lee R. Raymond	Issuer	For	Voted - For
1J.	Election of Director: Virginia M. Rometty	Issuer	For	Voted - For
2.	Advisory Resolution to Approve Executive Compensation	Issuer	For	Voted - For
3.	Ratification of Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
4.	Independent Board Chairman	Shareholder	Against	Voted - For
5.	Oil and Gas Company and Project Financing Related to the Arctic and the Canadian Oil Sands	Shareholder	Against	Voted - Against
6.	Climate Change Risk Reporting	Shareholder	Against	Voted - For
7.	Amend Shareholder Written Consent Provisions	Shareholder	Against	Voted - For
8.	Charitable Contributions Disclosure	Shareholder	Against	Voted - Against
9.	Gender/racial Pay Equity	Shareholder	Against	Voted - For
LOWE'S COMPANIES, INC.
Security ID: 548661107
Ticker: LOW
Meeting Date: 29-May-20
1.	Director: Raul Alvarez	Issuer	For	Voted - Withheld
1.	Director: David H. Batchelder	Issuer	For	Voted - Withheld
1.	Director: Angela F. Braly	Issuer	For	Voted - Withheld
1.	Director: Sandra B. Cochran	Issuer	For	Voted - Withheld
1.	Director: Laurie Z. Douglas	Issuer	For	Voted - For
1.	Director: Richard W. Dreiling	Issuer	For	Voted - Withheld
1.	Director: Marvin R. Ellison	Issuer	For	Voted - For
1.	Director: Brian C. Rogers	Issuer	For	Voted - For
1.	Director: Bertram L. Scott	Issuer	For	Voted - For
1.	Director: Lisa W. Wardell	Issuer	For	Voted - For
1.	Director: Eric C. Wiseman	Issuer	For	Voted - Withheld
2.	Advisory Vote to Approve Lowes Named Executive Officer Compensation in Fiscal 2019.	Issuer	For	Voted - Against
3.	Ratification of the Appointment of Deloitte & Touche LLP As Lowes Independent Registered Public Accounting Firm for Fiscal 2020.	Issuer	For	Voted - Against
4.	Approve Amendment to Bylaws Reducing the Ownership Threshold to Call Special Shareholder Meetings to 15% of Outstanding Shares.	Issuer	For	Voted - Against
5.	Approve 2020 Employee Stock Purchase Plan.	Issuer	For	Voted - For
6.	Shareholder Proposal to Reduce the Ownership Threshold to Call Special Shareholder Meetings to 10% of Outstanding Shares.	Shareholder	Against	Voted - Against
MASTERCARD INCORPORATED
Security ID: 57636Q104
Ticker: MA
Meeting Date: 16-Jun-20
1A.	Election of Director: Richard Haythornthwaite	Issuer	For	Voted - Against
1B.	Election of Director: Ajay Banga	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1C.	Election of Director: Richard K. Davis	Issuer	For	Voted - For
1D.	Election of Director: Steven J. Freiberg	Issuer	For	Voted - Against
1E.	Election of Director: Julius Genachowski	Issuer	For	Voted - For
1F.	Election of Director: Choon Phong Goh	Issuer	For	Voted - For
1G.	Election of Director: Merit E. Janow	Issuer	For	Voted - For
1H.	Election of Director: Oki Matsumoto	Issuer	For	Voted - For
1I.	Election of Director: Youngme Moon	Issuer	For	Voted - For
1J.	Election of Director: Rima Qureshi	Issuer	For	Voted - For
1K.	Election of Director: Josã© Octavio Reyes Lagunes	Issuer	For	Voted - For
1L.	Election of Director: Gabrielle Sulzberger	Issuer	For	Voted - For
1M.	Election of Director: Jackson Tai	Issuer	For	Voted - For
1N.	Election of Director: Lance Uggla	Issuer	For	Voted - For
2.	Advisory Approval of Mastercards Executive Compensation	Issuer	For	Voted - For
3.	Ratification of the Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm for Mastercard for 2020	Issuer	For	Voted - Against
MEDTRONIC PLC
Security ID: G5960L103
Ticker: MDT
Meeting Date: 06-Dec-19
1A.	Election of Director: Richard H. Anderson	Issuer	For	Voted - Against
1B.	Election of Director: Craig Arnold	Issuer	For	Voted - For
1C.	Election of Director: Scott C. Donnelly	Issuer	For	Voted - For
1D.	Election of Director: Andrea J. Goldsmith, Ph.D.	Issuer	For	Voted - For
1E.	Election of Director: Randall J. Hogan, III	Issuer	For	Voted - For
1F.	Election of Director: Omar Ishrak	Issuer	For	Voted - Against
1G.	Election of Director: Michael O. Leavitt	Issuer	For	Voted - For
1H.	Election of Director: James T. Lenehan	Issuer	For	Voted - Against
1I.	Election of Director: Geoffrey S. Martha	Issuer	For	Voted - For
1J.	Election of Director: Elizabeth G. Nabel, M.D.	Issuer	For	Voted - For
1K.	Election of Director: Denise M. Oleary	Issuer	For	Voted - For
1L.	Election of Director: Kendall J. Powell	Issuer	For	Voted - Against
2.
To Ratify, in A Non-binding Vote, the Appointment of PricewaterhouseCoopers LLP As Medtronics Independent Auditor for Fiscal Year 2020 and to Authorize, in A Binding Vote, the Board of Directors, Acting Through the Audit Committee, to Set the Auditors Remuneration.
		Issuer	For	Voted - Against
3.	To Approve, in A Non-binding Advisory Vote, Named Executive Officer Compensation (a "say-on-pay" Vote).	Issuer	For	Voted - For
4.	To Renew the Boards Authority to Issue Shares.	Issuer	For	Voted - For
5.	To Renew the Boards Authority to Opt Out of Pre-emption Rights.	Issuer	For	Voted - For
6.	Authorizing the Company and Any Subsidiary of the Company to Make Overseas Market Purchases of Medtronic Ordinary Shares.	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
MICROSOFT CORPORATION
Security ID: 594918104
Ticker: MSFT
Meeting Date: 04-Dec-19
1A.	Election of Director: William H. Gates III	Issuer	For	Voted - For
1B.	Election of Director: Reid G. Hoffman	Issuer	For	Voted - For
1C.	Election of Director: Hugh F. Johnston	Issuer	For	Voted - For
1D.	Election of Director: Teri L. List-stoll	Issuer	For	Voted - For
1E.	Election of Director: Satya Nadella	Issuer	For	Voted - For
1F.	Election of Director: Sandra E. Peterson	Issuer	For	Voted - For
1G.	Election of Director: Penny S. Pritzker	Issuer	For	Voted - For
1H.	Election of Director: Charles W. Scharf	Issuer	For	Voted - For
1I.	Election of Director: Arne M. Sorenson	Issuer	For	Voted - For
1J.	Election of Director: John W. Stanton	Issuer	For	Voted - For
1K.	Election of Director: John W. Thompson	Issuer	For	Voted - For
1L.	Election of Director: Emma Walmsley	Issuer	For	Voted - For
1M.	Election of Director: Padmasree Warrior	Issuer	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	Voted - For
3.	Ratification of Deloitte & Touche LLP As our Independent Auditor for Fiscal Year 2020	Issuer	For	Voted - Against
4.	Shareholder Proposal - Report on Employee Representation on Board of Directors	Shareholder	Against	Voted - Against
5.	Shareholder Proposal - Report on Gender Pay Gap	Shareholder	Against	Voted - For
ORACLE CORPORATION
Security ID: 68389X105
Ticker: ORCL
Meeting Date: 19-Nov-19
1.	Director: Jeffrey S. Berg	Issuer	For	Voted - Withheld
1.	Director: Michael J. Boskin	Issuer	For	Voted - Withheld
1.	Director: Safra A. Catz	Issuer	For	Voted - For
1.	Director: Bruce R. Chizen	Issuer	For	Voted - Withheld
1.	Director: George H. Conrades	Issuer	For	Voted - Withheld
1.	Director: Lawrence J. Ellison	Issuer	For	Voted - Withheld
1.	Director: Rona A. Fairhead	Issuer	For	Voted - For
1.	Director: Hector Garcia-molina	Issuer	For	Voted - For
1.	Director: Jeffrey O. Henley	Issuer	For	Voted - For
1.	Director: Mark V. Hurd	Issuer	For	Voted - For
1.	Director: Renã©e J. James	Issuer	For	Voted - For
1.	Director: Charles W. Moorman IV	Issuer	For	Voted - For
1.	Director: Leon E. Panetta	Issuer	For	Voted - For
1.	Director: William G. Parrett	Issuer	For	Voted - For
1.	Director: Naomi O. Seligman	Issuer	For	Voted - For
2.	Advisory Vote to Approve the Compensation of the Named Executive Officers.	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
3.	Ratification of the Selection of Ernst & Young LLP As Independent Registered Public Accounting Firm for Fiscal Year 2020.	Issuer	For	Voted - Against
4.	Stockholder Proposal Regarding Pay Equity Report.	Shareholder	Against	Voted - For
5.	Stockholder Proposal Regarding Independent Board Chair.	Shareholder	Against	Voted - For
PEPSICO, INC.
Security ID: 713448108
Ticker: PEP
Meeting Date: 06-May-20
1A.	Election of Director: Shona L. Brown	Issuer	For	Voted - For
1B.	Election of Director: Cesar Conde	Issuer	For	Voted - For
1C.	Election of Director: Ian Cook	Issuer	For	Voted - Against
1D.	Election of Director: Dina Dublon	Issuer	For	Voted - For
1E.	Election of Director: Richard W. Fisher	Issuer	For	Voted - For
1F.	Election of Director: Michelle Gass	Issuer	For	Voted - For
1G.	Election of Director: Ramon L. Laguarta	Issuer	For	Voted - For
1H.	Election of Director: David C. Page	Issuer	For	Voted - For
1I.	Election of Director: Robert C. Pohlad	Issuer	For	Voted - For
1J.	Election of Director: Daniel Vasella	Issuer	For	Voted - For
1K.	Election of Director: Darren Walker	Issuer	For	Voted - For
1L.	Election of Director: Alberto Weisser	Issuer	For	Voted - For
2.	Ratification of the Appointment of KPMG LLP As the Companys Independent Registered Public Accounting Firm for Fiscal Year 2020.	Issuer	For	Voted - Against
3.	Advisory Approval of the Companys Executive Compensation.	Issuer	For	Voted - For
4.	Shareholder Proposal - Reduce Ownership Threshold to Call Special Shareholder Meetings.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal - Report on Sugar and Public Health.	Shareholder	Against	Voted - Against
S&P GLOBAL INC.
Security ID: 78409V104
Ticker: SPGI
Meeting Date: 13-May-20
1A.	Election of Director: Marco Alverã	Issuer	For	Voted - For
1B.	Election of Director: William J. Amelio	Issuer	For	Voted - For
1C.	Election of Director: William D. Green	Issuer	For	Voted - For
1D.	Election of Director: Charles E. Haldeman, Jr.	Issuer	For	Voted - For
1E.	Election of Director: Stephanie C. Hill	Issuer	For	Voted - For
1F.	Election of Director: Rebecca Jacoby	Issuer	For	Voted - For
1G.	Election of Director: Monique F. Leroux	Issuer	For	Voted - For
1H.	Election of Director: Maria R. Morris	Issuer	For	Voted - For
1I.	Election of Director: Douglas L. Peterson	Issuer	For	Voted - For
1J.	Election of Director: Edward B. Rust, Jr.	Issuer	For	Voted - Against
1K.	Election of Director: Kurt L. Schmoke	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1L.	Election of Director: Richard E. Thornburgh	Issuer	For	Voted - For
2.	Approve, on an Advisory Basis, the Executive Compensation Program for the Companys Named Executive Officers.	Issuer	For	Voted - For
3.	Approve an Amendment to the Companys Certificate of Incorporation to Permit Removal of A Director with Or Without Cause.	Issuer	For	Voted - For
4.	Ratify the Selection of Ernst & Young LLP As our Independent Auditor for 2020.	Issuer	For	Voted - Against
STARBUCKS CORPORATION
Security ID: 855244109
Ticker: SBUX
Meeting Date: 18-Mar-20
1A.	Election of Director: Richard E. Allison, Jr.	Issuer	For	Voted - For
1B.	Election of Director: Rosalind G. Brewer	Issuer	For	Voted - For
1C.	Election of Director: Andrew Campion	Issuer	For	Voted - For
1D.	Election of Director: Mary N. Dillon	Issuer	For	Voted - For
1E.	Election of Director: Isabel Ge Mahe	Issuer	For	Voted - For
1F.	Election of Director: Mellody Hobson	Issuer	For	Voted - For
1G.	Election of Director: Kevin R. Johnson	Issuer	For	Voted - For
1H.	Election of Director: Jã¸rgen Vig Knudstorp	Issuer	For	Voted - For
1I.	Election of Director: Satya Nadella	Issuer	For	Voted - For
1J.	Election of Director: Joshua Cooper Ramo	Issuer	For	Voted - For
1K.	Election of Director: Clara Shih	Issuer	For	Voted - For
1L.	Election of Director: Javier G. Teruel	Issuer	For	Voted - For
1M.	Election of Director: Myron E. Ullman, III	Issuer	For	Voted - Against
2.	Advisory Resolution to Approve our Executive Officer Compensation	Issuer	For	Voted - For
3.	Ratification of Selection of Deloitte & Touche LLP As our Independent Registered Public Accounting Firm for Fiscal 2020	Issuer	For	Voted - Against
4.	Eeo Policy Risk Report	Shareholder	Against	Voted - For
THE COCA-COLA COMPANY
Security ID: 191216100
Ticker: KO
Meeting Date: 22-Apr-20
1A.	Election of Director: Herbert A. Allen	Issuer	For	Voted - Against
1B.	Election of Director: Marc Bolland	Issuer	For	Voted - For
1C.	Election of Director: Ana Botã-n	Issuer	For	Voted - For
1D.	Election of Director: Christopher C. Davis	Issuer	For	Voted - For
1E.	Election of Director: Barry Diller	Issuer	For	Voted - Against
1F.	Election of Director: Helene D. Gayle	Issuer	For	Voted - For
1G.	Election of Director: Alexis M. Herman	Issuer	For	Voted - For
1H.	Election of Director: Robert A. Kotick	Issuer	For	Voted - For
1I.	Election of Director: Maria Elena Lagomasino	Issuer	For	Voted - For
1J.	Election of Director: James Quincey	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1K.	Election of Director: Caroline J. Tsay	Issuer	For	Voted - For
1L.	Election of Director: David B. Weinberg	Issuer	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - For
3.	Ratification of the Appointment of Ernst & Young LLP As Independent Auditors.	Issuer	For	Voted - Against
4.	Shareowner Proposal on Sugar and Public Health.	Shareholder	Against	Voted - Against
THE TJX COMPANIES, INC.
Security ID: 872540109
Ticker: TJX
Meeting Date: 09-Jun-20
1A.	Election of Director: Zein Abdalla	Issuer	For	Voted - For
1B.	Election of Director: Alan M. Bennett	Issuer	For	Voted - Against
1C.	Election of Director: Rosemary T. Berkery	Issuer	For	Voted - Against
1D.	Election of Director: David T. Ching	Issuer	For	Voted - For
1E.	Election of Director: Ernie Herrman	Issuer	For	Voted - For
1F.	Election of Director: Michael F. Hines	Issuer	For	Voted - Against
1G.	Election of Director: Amy B. Lane	Issuer	For	Voted - For
1H.	Election of Director: Carol Meyrowitz	Issuer	For	Voted - For
1I.	Election of Director: Jackwyn L. Nemerov	Issuer	For	Voted - Against
1J.	Election of Director: John F. Obrien	Issuer	For	Voted - For
1K.	Election of Director: Willow B. Shire	Issuer	For	Voted - Against
2.	Ratification of Appointment of PricewaterhouseCoopers As Tjxs Independent Registered Public Accounting Firm for Fiscal 2021	Issuer	For	Voted - Against
3.	Advisory Approval of Tjxs Executive Compensation (the Say-on-pay Vote)	Issuer	For	Voted - Against
4.	Shareholder Proposal for A Report on Reduction in Chemical Footprint	Shareholder	Against	Voted - Against
5.	Shareholder Proposal for A Report on Animal Welfare	Shareholder	Against	Voted - Against
6.	Shareholder Proposal for Setting Target Amounts for Ceo Compensation	Shareholder	Against	Voted - Against
7.	Shareholder Proposal for Disclosure Regarding Executive Share Retention	Shareholder	Against	Voted - For
THE WALT DISNEY COMPANY
Security ID: 254687106
Ticker: DIS
Meeting Date: 11-Mar-20
1A.	Election of Director: Susan E. Arnold	Issuer	For	Voted - For
1B.	Election of Director: Mary T. Barra	Issuer	For	Voted - Against
1C.	Election of Director: Safra A. Catz	Issuer	For	Voted - For
1D.	Election of Director: Francis A. Desouza	Issuer	For	Voted - For
1E.	Election of Director: Michael B.g. Froman	Issuer	For	Voted - For
1F.	Election of Director: Robert A. Iger	Issuer	For	Voted - For
1G.	Election of Director: Maria Elena Lagomasino	Issuer	For	Voted - Against
1H.	Election of Director: Mark G. Parker	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1I.	Election of Director: Derica W. Rice	Issuer	For	Voted - For
2.	To Ratify the Appointment of PricewaterhouseCoopers LLP As the Companys Registered Public Accountants for Fiscal 2020.	Issuer	For	Voted - Against
3.	To Approve the Advisory Resolution on Executive Compensation.	Issuer	For	Voted - Against
4.	To Approve an Amendment to the Companys Amended and Restated 2011 Stock Incentive Plan.	Issuer	For	Voted - Against
5.	Shareholder Proposal Requesting an Annual Report Disclosing Information Regarding the Companys Lobbying Policies and Activities.	Shareholder	Against	Voted - Against
TRUIST FINANCIAL CORPORATION
Security ID: 89832Q109
Ticker: TFC
Meeting Date: 28-Apr-20
1A.	Election of Director: Jennifer S. Banner	Issuer	For	Voted - For
1B.	Election of Director: K. David Boyer, Jr.	Issuer	For	Voted - For
1C.	Election of Director: Agnes Bundy Scanlan	Issuer	For	Voted - For
1D.	Election of Director: Anna R. Cablik	Issuer	For	Voted - For
1E.	Election of Director: Dallas S. Clement	Issuer	For	Voted - For
1F.	Election of Director: Paul D. Donahue	Issuer	For	Voted - For
1G.	Election of Director: Paul R. Garcia	Issuer	For	Voted - For
1H.	Election of Director: Patrick C. Graney III	Issuer	For	Voted - For
1I.	Election of Director: Linnie M. Haynesworth	Issuer	For	Voted - For
1J.	Election of Director: Kelly S. King	Issuer	For	Voted - For
1K.	Election of Director: Easter A. Maynard	Issuer	For	Voted - For
1L.	Election of Director: Donna S. Morea	Issuer	For	Voted - For
1M.	Election of Director: Charles A. Patton	Issuer	For	Voted - For
1N.	Election of Director: Nido R. Qubein	Issuer	For	Voted - For
1O.	Election of Director: David M. Ratcliffe	Issuer	For	Voted - For
1P.	Election of Director: William H. Rogers, Jr.	Issuer	For	Voted - For
1Q.	Election of Director: Frank P. Scruggs, Jr.	Issuer	For	Voted - For
1R.	Election of Director: Christine Sears	Issuer	For	Voted - For
1S.	Election of Director: Thomas E. Skains	Issuer	For	Voted - Against
1T.	Election of Director: Bruce L. Tanner	Issuer	For	Voted - For
1U.	Election of Director: Thomas N. Thompson	Issuer	For	Voted - Against
1V.	Election of Director: Steven C. Voorhees	Issuer	For	Voted - For
2.	Ratification of the Appointment of PricewaterhouseCoopers LLP As Truists Independent Registered Public Accounting Firm for 2020.	Issuer	For	Voted - Against
3.	Advisory Vote to Approve Truists Executive Compensation Program.	Issuer	For	Voted - For
4.	Shareholder Proposal Regarding an Independent Chairman of the Board of Directors, If Properly Presented at the Annual Meeting.	Shareholder	Against	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
U.S. BANCORP
Security ID: 902973304
Ticker: USB
Meeting Date: 21-Apr-20
1A.	Election of Director: Warner L. Baxter	Issuer	For	Voted - For
1B.	Election of Director: Dorothy J. Bridges	Issuer	For	Voted - For
1C.	Election of Director: Elizabeth L. Buse	Issuer	For	Voted - For
1D.	Election of Director: Marc N. Casper	Issuer	For	Voted - For
1E.	Election of Director: Andrew Cecere	Issuer	For	Voted - Against
1F.	Election of Director: Kimberly J. Harris	Issuer	For	Voted - For
1G.	Election of Director: Roland A. Hernandez	Issuer	For	Voted - For
1H.	Election of Director: Olivia F. Kirtley	Issuer	For	Voted - For
1I.	Election of Director: Karen S. Lynch	Issuer	For	Voted - For
1J.	Election of Director: Richard P. Mckenney	Issuer	For	Voted - For
1K.	Election of Director: Yusuf I. Mehdi	Issuer	For	Voted - For
1L.	Election of Director: John P. Wiehoff	Issuer	For	Voted - For
1M.	Election of Director: Scott W. Wine	Issuer	For	Voted - For
2.	The Ratification of the Selection of Ernst & Young LLP As our Independent Auditor for the 2020 Fiscal Year.	Issuer	For	Voted - Against
3.	An Advisory Vote to Approve the Compensation of our Executives Disclosed in This Proxy Statement.	Issuer	For	Voted - For
UNITED TECHNOLOGIES CORPORATION
Security ID: 913017109
Ticker: UTX
Meeting Date: 11-Oct-19
1.
Approve the Issuance of Utc Common Stock, Par Value $1.00 Per Share, to Raytheon Stockholders in Connection with the Merger Contemplated by the Agreement and Plan of Merger, Dated As of June 9, 2019, by and Among United Technologies Corporation, Light Merger Sub Corp. and Raytheon Company (the "utc Share Issuance Proposal").
	Issuer	For	Voted - For
2.
Approve the Adjournment of the Utc Special Meeting to A Later Date Or Dates, If Necessary Or Appropriate, to Solicit Additional Proxies in the Event There are Not Sufficient Votes at the Time of the Utc Special Meeting to Approve the Utc Share Issuance Proposal.
	Issuer	For	Voted - For
Meeting Date: 27-Apr-20
1A.	Election of Director: Lloyd J. Austin III	Issuer	For	Voted - For
1B.	Election of Director: Gregory J. Hayes	Issuer	For	Voted - For
1C.	Election of Director: Marshall O. Larsen	Issuer	For	Voted - For
1D.	Election of Director: Robert K. (kelly) Ortberg	Issuer	For	Voted - For
1E.	Election of Director: Margaret L. Osullivan	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1F.	Election of Director: Denise L. Ramos	Issuer	For	Voted - Against
1G.	Election of Director: Fredric G. Reynolds	Issuer	For	Voted - For
1H.	Election of Director: Brian C. Rogers	Issuer	For	Voted - Against
2.	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - Against
3.	Appoint PricewaterhouseCoopers LLP to Serve As Independent Auditor for 2020.	Issuer	For	Voted - Against
4.	Shareowner Proposal Regarding A Simple Majority Vote Requirement.	Shareholder	Against	Voted - For
5.	Shareowner Proposal to Create A Committee to Prepare A Report Regarding the Impact of Plant Closure on Communities and Alternatives to Help Mitigate the Effects.	Shareholder	Against	Voted - Against
UNITEDHEALTH GROUP INCORPORATED
Security ID: 91324P102
Ticker: UNH
Meeting Date: 01-Jun-20
1A.	Election of Director: Richard T. Burke	Issuer	For	Voted - Against
1B.	Election of Director: Timothy P. Flynn	Issuer	For	Voted - Against
1C.	Election of Director: Stephen J. Hemsley	Issuer	For	Voted - Against
1D.	Election of Director: Michele J. Hooper	Issuer	For	Voted - For
1E.	Election of Director: F. William Mcnabb III	Issuer	For	Voted - For
1F.	Election of Director: Valerie C. Montgomery Rice, M.D.	Issuer	For	Voted - For
1G.	Election of Director: John H. Noseworthy, M.D.	Issuer	For	Voted - For
1H.	Election of Director: Glenn M. Renwick	Issuer	For	Voted - For
1I.	Election of Director: David S. Wichmann	Issuer	For	Voted - For
1J.	Election of Director: Gail R. Wilensky, Ph.D.	Issuer	For	Voted - Against
2.	Advisory Approval of the Companys Executive Compensation.	Issuer	For	Voted - Against
3.	Ratification of the Appointment of Deloitte & Touche LLP As the Independent Registered Public Accounting Firm for the Company for the Year Ending December 31, 2020.	Issuer	For	Voted - Against
4.	Approval of the Unitedhealth Group 2020 Stock Incentive Plan.	Issuer	For	Voted - Against
5.
If Properly Presented at the 2020 Annual Meeting of Shareholders, the Shareholder Proposal Set Forth in the Proxy Statement Requesting Any Material Amendment to the Companys Bylaws be Subject to A Non-binding Shareholder Vote.
		Shareholder	Against	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:  /s/ Michael Beattie
Michael Beattie
President
Date: August 14, 2020